Earnings Per Share	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

We compute basic and diluted earnings per share ("EPS") in accordance with the two-class method. Net income attributable to Ensco used in our computations of basic and diluted EPS is adjusted to exclude net income allocated to non-vested shares granted to our employees and non-employee directors. Weighted-average shares outstanding used in our computation of diluted EPS is calculated using the treasury stock method and excludes non-vested shares.

The following table is a reconciliation of net income attributable to Ensco shares used in our basic and diluted EPS computations for the quarters ended March 31, 2014 and 2013 (in millions):

	2014	2013
Net income attributable to Ensco	$292.5	$317.1
Net income allocated to non-vested share awards	(3.0)	(3.3)
Net income attributable to Ensco shares	$289.5	$313.8

The following table is a reconciliation of the weighted-average shares used in our basic and diluted EPS computations for the quarters ended March 31, 2014 and 2013 (in millions):

	2014	2013
Weighted-average shares - basic	231.3	230.3
Potentially dilutive shares	.1	.3
Weighted-average shares - diluted	231.4	230.6

Antidilutive share options totaling 400,000 and 100,000 were excluded from the computation of diluted EPS for the quarters ended March 31, 2014 and 2013, respectively.